Income Taxes - Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets
Employee pensions and other benefits	$ 658	$ 540
Other balance sheet reserves and allowances	148	170
Tax loss and credit carryforwards	376	341
Capitalized research and development	67	57
Property, plant and equipment	49	18
Intangible Assets	0	5
Other	56	47
Total deferred income tax assets	1,354	1,178
Valuation allowance	(412)	(410)
Net deferred income tax assets	942	768
Deferred income tax liabilities
Intangible Assets	81	0
Capitalized software	10	11
Other	9	7
Total deferred income tax liabilities	100	18
Total net deferred income tax assets	842	750
Operating Loss Carryforwards	848
United States [Member]
Deferred income tax assets
Net deferred income tax assets	704
Deferred income tax liabilities
Tax credit carryforward, amount	68
Tax credit carryforward, amount that is not subject to expiration	22
Tax credit carryforward, amount that is subject to expiration	$ 46